Trade and other receivables (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the year	₨ 1,202	₨ 1,172
Provision made during the year, net of reversals	176	154
Trade and other receivables written off & exchange differences	(82)	(124)
Balance at the end of the year	₨ 1,296	₨ 1,202